Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Apr. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jul. 22, 2015	Jun. 30, 2015
C000097931
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Aggressive Growth ETF Portfolio
Account Value	$ 23,466	$ 20,826	$ 18,151	$ 16,069	$ 18,745	$ 13,093	$ 13,412		$ 12,971	$ 11,586	$ 9,831		$ 10,000
C000097930
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Aggressive Growth ETF Portfolio
Account Value	$ 22,884	20,362	17,786	15,784	18,460	12,936	13,274		12,870	11,529	9,807		10,000
C000158839
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Aggressive Growth ETF Portfolio
Account Value	$ 21,879	19,519	17,097	15,203	17,829	12,517	12,882		12,549	11,325	9,727	$ 10,000
C000211504
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Aggressive Growth ETF Portfolio
Account Value	$ 17,167	15,275	13,343	11,841	13,848	9,704	9,959	$ 10,000
C000097924
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Balanced ETF Portfolio
Account Value	$ 17,252	15,713	14,393	13,447	14,895	12,284	12,136		11,552	10,978	10,130		10,000
C000097925
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Balanced ETF Portfolio
Account Value	$ 16,839	15,375	14,118	13,219	14,681	12,141	12,020		11,477	10,932	10,114		10,000
C000211501
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Balanced ETF Portfolio
Account Value	$ 14,100	12,880	11,834	11,088	12,325	10,193	10,090	10,000
C000158836
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Balanced ETF Portfolio
Account Value	$ 16,372	14,982	13,798	12,952	14,424	11,953	11,869		11,357	10,855	10,079	10,000
C000097922
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Conservative ETF Portfolio
Account Value	$ 15,504	14,283	13,242	12,593	13,583	12,004	11,666		11,087	10,694	10,153		10,000
C000097923
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Conservative ETF Portfolio
Account Value	$ 15,121	13,956	12,973	12,365	13,382	11,850	11,546		11,000	10,637	10,123		10,000
C000211500
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Conservative ETF Portfolio
Account Value	$ 13,259	12,237	11,376	10,842	11,734	10,391	10,126	10,000
C000158835
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Conservative ETF Portfolio
Account Value	$ 14,829	13,724	12,780	12,220	13,251	11,754	11,485		10,959	10,609	10,108	10,000
C000097929
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Growth ETF Portfolio
Account Value	$ 21,761	19,360	17,037	15,239	17,569	12,848	13,032		12,536	11,373	9,865		10,000
C000097928
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Growth ETF Portfolio
Account Value	$ 21,225	18,930	16,707	14,975	17,305	12,687	12,906		12,441	11,318	9,842		10,000
C000211503
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Growth ETF Portfolio
Account Value	$ 16,471	14,690	12,965	11,621	13,429	9,845	10,013	10,000
C000158838
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Growth ETF Portfolio
Account Value	$ 20,437	18,266	16,161	14,527	16,819	12,371	12,610		12,191	11,169	9,800	10,000
C000097926
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Moderate Growth ETF Portfolio
Account Value	$ 19,483	17,526	15,753	14,436	16,274	12,713	12,628		12,068	11,193	10,027		10,000
C000097927
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Moderate Growth ETF Portfolio
Account Value	$ 19,043	17,167	15,474	14,208	16,064	12,575	12,521		11,994	11,160	10,016		10,000
C000211502
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Moderate Growth ETF Portfolio
Account Value	$ 15,237	13,748	12,395	11,387	12,885	10,094	10,058	10,000
C000158837
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Moderate Growth ETF Portfolio
Account Value	$ 18,365	16,607	14,999	13,809	15,645	12,289	12,262		11,720	10,971	9,938	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483		14,023	12,260	10,399		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483		14,023	12,260	10,399		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,037	30,424	24,426	20,424	22,850	16,229	15,096		13,672	11,954	10,139	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 23,266	20,203	16,220	13,562	15,173	10,777	10,024	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483		14,023	12,260	10,399		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483		14,023	12,260	10,399		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 23,266	20,203	16,220	13,562	15,173	10,777	10,024	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,037	30,424	24,426	20,424	22,850	16,229	15,096		13,672	11,954	10,139	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483		14,023	12,260	10,399		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483		14,023	12,260	10,399		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 23,266	20,203	16,220	13,562	15,173	10,777	10,024	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,037	30,424	24,426	20,424	22,850	16,229	15,096		13,672	11,954	10,139	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483		14,023	12,260	10,399		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483		14,023	12,260	10,399		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 23,266	20,203	16,220	13,562	15,173	10,777	10,024	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,037	30,424	24,426	20,424	22,850	16,229	15,096		13,672	11,954	10,139	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483		14,023	12,260	10,399		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483		14,023	12,260	10,399		$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 23,266	20,203	16,220	13,562	15,173	10,777	10,024	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,037	$ 30,424	$ 24,426	$ 20,424	$ 22,850	$ 16,229	$ 15,096		$ 13,672	$ 11,954	$ 10,139	$ 10,000